Related Party Balances and Transactions - Significant related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
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Related Party Balances and Transactions
Purchases from related party	¥ 81,120	¥ 21,956	¥ 6,711